Consolidated Statements of Comprehensive Income (Parenthetical) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax recovery	CAD 219	CAD 0
Change in fair value of cash flow hedge, tax expense	756	18,109
Change in pension and other post-employment benefit, tax expense	CAD 717	CAD 1,433